Financial Risk (Details 11) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Securities at amortized cost
Financial Risk
Loans, net	$ 164,074	$ 74,547
Securities at FVOCI
Financial Risk
Loans, net	231,348	5,094
Cost [member] | Securities at amortized cost
Financial Risk
Loans, net	164,074	74,547
Loans at amortized cost
Financial Risk
Loans, net	4,911,397	5,892,997
Loans at amortized cost | Cost [member]
Financial Risk
Loans, net	4,911,397	5,892,997
Loan commitments and financial guarantees contracts
Financial Risk
Loans, net	639,264	609,054
Loan commitments and financial guarantees contracts | Cost [member]
Financial Risk
Loans, net	74,366	115,682
Customers' liabilities under acceptances | Cost [member] | Securities at FVOCI
Financial Risk
Loans, net	231,348	5,094
Financial institutions | Securities at amortized cost
Financial Risk
Loans, net	61,991	19,276
Financial institutions | Securities at FVOCI
Financial Risk
Loans, net	141,974
Financial institutions | Loans at amortized cost
Financial Risk
Loans, net	2,708,262	3,282,477
Financial institutions | Loan commitments and financial guarantees contracts
Financial Risk
Loans, net	270,716	326,071
Manufacturing | Securities at amortized cost
Financial Risk
Loans, net	66,053	21,658
Manufacturing | Securities at FVOCI
Financial Risk
Loans, net	45,654
Manufacturing | Loans at amortized cost
Financial Risk
Loans, net	760,985	925,375
Manufacturing | Loan commitments and financial guarantees contracts
Financial Risk
Loans, net	173,493	143,560
Oil and petroleum derived products | Securities at amortized cost
Financial Risk
Loans, net	20,911	5,132
Oil and petroleum derived products | Securities at FVOCI
Financial Risk
Loans, net	38,607
Oil and petroleum derived products | Loans at amortized cost
Financial Risk
Loans, net	586,030	561,068
Oil and petroleum derived products | Loan commitments and financial guarantees contracts
Financial Risk
Loans, net	98,189	71,571
Agricultural | Loans at amortized cost
Financial Risk
Loans, net	336,715	327,288
Services | Loans at amortized cost
Financial Risk
Loans, net	264,597	370,753
Services | Loan commitments and financial guarantees contracts
Financial Risk
Loans, net	63,086	20,497
Mining | Loans at amortized cost
Financial Risk
Loans, net	94,955	162,364
Other | Loans at amortized cost
Financial Risk
Loans, net	124,438	216,451
Other | Loan commitments and financial guarantees contracts
Financial Risk
Loans, net	33,780	47,355
Private corporations | Securities at amortized cost
Financial Risk
Loans, net	56,979	2,998
Private corporations | Securities at FVOCI
Financial Risk
Loans, net	60,403
Private corporations | Loans at amortized cost
Financial Risk
Loans, net	1,425,929	1,782,808
Private corporations | Loan commitments and financial guarantees contracts
Financial Risk
Loans, net	276,249	213,161
State-owned corporations | Securities at amortized cost
Financial Risk
Loans, net	29,985	23,792
State-owned corporations | Securities at FVOCI
Financial Risk
Loans, net	23,858
State-owned corporations | Loans at amortized cost
Financial Risk
Loans, net	741,791	780,491
State-owned corporations | Loan commitments and financial guarantees contracts
Financial Risk
Loans, net	92,299	69,822
Private financial institutions | Securities at amortized cost
Financial Risk
Loans, net	33,715	19,276
Private financial institutions | Loans at amortized cost
Financial Risk
Loans, net	2,231,742	2,692,787
Private financial institutions | Loan commitments and financial guarantees contracts
Financial Risk
Loans, net	65,434	75,130
State-owned financial institutions | Securities at amortized cost
Financial Risk
Loans, net	28,276
State-owned financial institutions | Securities at FVOCI
Financial Risk
Loans, net	141,974
State-owned financial institutions | Loans at amortized cost
Financial Risk
Loans, net	476,520	589,690
State-owned financial institutions | Loan commitments and financial guarantees contracts
Financial Risk
Loans, net	205,282	250,941
Sovereign [Member] | Securities at amortized cost
Financial Risk
Loans, net	15,119	28,481
Sovereign [Member] | Securities at FVOCI
Financial Risk
Loans, net	5,113	5,094
Sovereign [Member] | Loans at amortized cost
Financial Risk
Loans, net	$ 35,415	$ 47,221